Taxes - Schedule of Reconciled to the Income Before Income Taxes (Details) - USD ($)	6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
Schedule of Reconciled to the Income Before Income Taxes [Abstract]
Income before income taxes	$ 174,800	$ 1,008,868
PRC statutory tax rate	25.00%	25.00%
Income tax computed at PRC statutory tax rate	$ 79,906	$ 309,987
Preferential tax treatments	83,752	275,100
Non-deductible expense	3,781	611
Additional deduction for research and development expenses		(9,208)
Tax-exempted income	(304)	(1,284)
Total	$ (370)	$ 25,006